Business Combination	9 Months Ended
Mar. 31, 2020
Business Combination [Abstract]
Business Combination

Note 3 – Business Combination

On January 15, 2020, we closed on a stock purchase agreement with substantially all of the shareholders of Solo pursuant to which we acquired all right, title and interest in 80.40% of the issued and outstanding capital stock of Solo, calculated on a fully diluted basis. As a result of our investment, Solo became a controlled subsidiary and we commenced consolidation of Solo on January 15, 2020. Our preliminary estimate of acquisition date fair value of the consideration transferred for Solo was $17.6 million. We are in the process of completing a valuation of contingent consideration, which is a complex financial instrument. Due to the complexity of this financial instrument the completion of our valuation is still in process and therefore, we have not recorded an estimated liability as of March 31, 2020. The preliminary fair value of consideration recorded consisted of the following (in thousands):

Preliminary Fair Value
Common shares issued	$17,550

We incurred $0.2 million of transaction costs directly related to the acquisition that is reflected in selling, general and administrative expenses in our condensed consolidated statement of operations.

The 1,950,000 shares of our common stock were valued at $9 per share, the closing price of a share of our common stock on the date of acquisition.

In addition to the above consideration, we have agreed to pay contingent consideration in the form of fees payable to the legacy Solo shareholders equal to the lesser of (i) $0.01 per solo*TAG™ and solo*CODE™ sold or (ii) 7% of net revenue. The fees will be paid annually until the earlier of: (1) our shares trading above $12 per share for any consecutive 20 trading days in a 30-day period; (b) upon us no longer owning a majority stake in Solo; or (c) upon expiration of the patents related to solo*TAG™ and solo*CODE™, which is December 1, 2029. This fee represents contingent consideration and will be recorded at fair value as of the date of acquisition. As noted above due to the complexity of this valuation we have not included an estimated liability as of March 31, 2020 and will record the contingent consideration liability when we have completed the valuation. Contingent consideration will be recorded at fair value with changes in fair value being recognized in earnings at each reporting period.

We have an option to acquire the noncontrolling interests in Solo during the 12 months following the close for either cash or shares. Beginning with the expiration of our option, the noncontrolling interests in Solo have a 3-month option to acquire between 40% and 55% of Solo back from us for cash. The terms of this option will result in our accounting for the instrument as a derivative. Due to the complexity of the option we have not yet completed our valuation of the option and will record the option at fair value as of the date of acquisition when the valuation is complete.

The following table summarizes the preliminary fair values of assets acquired and liabilities assumed as of the date of acquisition (in thousands):

Preliminary Fair Value
Cash	$101
Accounts receivable	13
Prepaid expenses	22
Intangible assets and goodwill	23,138
Furniture, fixtures and equipment	15
Accounts payable and accrued expenses	(876)
Fair value of noncontrolling interests	(4,863)
Net assets acquired	$17,550

The excess of purchase consideration over the preliminary fair value of assets acquired and liabilities assumed will be recorded as goodwill, which is primarily attributed to the assembled workforce and expanded market opportunities, for which there is no basis for U.S. income tax purposes. The fair values assigned to identifiable assets acquired and liabilities assumed are preliminary based on management's estimates and assumptions and will change as additional information is received. We expect to finalize the valuation as soon as practicable, but not later than one year from the acquisition date.

The amounts of Solo's revenue and net loss included in our condensed consolidated statement of operations from the acquisition date of January 15, 2020 to March 31, 2020 were $9,600 and $516,200, respectively.

The following unaudited pro forma financial information summarizes the combined results of operations for Akerna and Solo, as though the companies were combined as of the beginning of our fiscal 2019 (in thousands).

	Three Months Ended March 31,		Nine Months Ended March 31,
	2020	2019	2020	2019
Revenues	$3,071	$2,328	$9,570	$7,202
Net loss	(5,521)	(2,763)	(14,660)	(7,460)

The pro forma financial information for all periods presented above has been calculated after adjusting the results of Solo to reflect the business combination accounting effects resulting from this acquisition, including the amortization expense from acquired intangible assets as though the acquisition occurred as of the beginning of the Company's fiscal year 2020. As noted above, the allocation is preliminary and changes to the value of the contingent consideration and finalization of our valuation could result in changes to the amount of amortization expense from acquired intangible assets included in the pro forma financial information presented above. The Akerna historical condensed consolidated financial statements have been adjusted in the pro forma combined financial statements to give effect to pro forma events that are directly attributable to the business combination and factually supportable. The pro forma financial information is for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of the Company's fiscal 2020.